Income Taxes - Disclosure of detailed information about income (loss) before income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Earnings for the year before income taxes	$ 123,246	$ 37,365
Statutory tax rate	27.00%	27.00%
Income taxes computed at statutory rates	$ 33,276	$ 10,089
Share based payments	441	940
Mexican inflationary adjustments	(4,893)	(5,116)
Permanent differences	334	7,480
Differing effective tax rate on loss in foreign jurisdiction	3,455	(567)
Impact of share issuance costs	(110)	0
Impact of foreign exchange and other	(12,856)	(6,395)
Recognition of previously unrecognized tax benefit	(25,589)	3,279
Effect of other taxes paid (mining and withholding)	8,725	0
Unrecognized deferred tax assets	4,836	(3,624)
Other	(1,093)	(22)
Tax expense (income)	$ 6,526	$ 6,064